Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share
The computation of the income (losses) and share data used in the basic and diluited earnings per share is as follows:

	2022	2021	2020
Basic earnings per share—
Net profit (loss)	$348,054	$43,844	$(607,062)
Weighted-average shares outstanding	40,445	42,439	42,338
Non-vested dividend participating awards	136	162	170

	40,581	42,601	42,508

	8.58	1.03	(14.28)

Diluted earnings per share—
Net profit (loss)	$348,054	$43,844	$(607,062)
Interest on convertible senior notes	42,403	—	—
Net change in fair value of derivatives	(17,189)	—	—

Net profit (loss) income adjusted for the effect of dilution	373,268	43,844	(607,062)
Weighted-average shares outstanding	40,581	42,601	42,508
Convertible shares	6,775	—	—

	47,356	42,601	42,508

	7.88	1.03	(14.28)